Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000004445 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004445 | Federal National Mortgage AssociationFR_3140XAQS4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004445 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004445 | Federal Home Loan Mortgage Corp.FR_3133KGXM5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004445 | Government National Mortgage AssociationFR_36179MVR8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004445 | BankFR_06541XAE0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004445 | GS Mortgage Securities TrustFR_36257UAK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004445 | Government National Mortgage Association, TBAFR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004445 | BPR TrustFR_05592DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004445 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000004445 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004449 | Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004449 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004449 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004449 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000004449 | AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004440 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004440 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004440 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004440 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004440 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004440 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004440 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004440 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004440 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004440 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004440 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004440 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000004450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004450 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004450 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004450 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004450 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004450 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000004438 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004438 | MGP Ingredients, Inc.FR_55303J106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004438 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | SM Energy Co.FR_78454L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Ingevity Corp.FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004438 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004438 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000004439 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004439 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004439 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004439 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004439 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004439 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004439 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004439 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004439 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004439 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004439 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004439 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004439 | AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004439 | AssetDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000004439 | AssetForeign Equity
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000033161 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033161 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033161 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033161 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033161 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033161 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033161 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033161 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033161 | AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033161 | AssetDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000033161 | AssetForeign Equity
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000004441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004441 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004441 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004441 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004441 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004441 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004441 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004441 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004441 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004441 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004441 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%